Commitment and Contingencies - Additional Information (Detail)		1 Months Ended
	Aug. 24, 2020 Claim	Oct. 31, 2011 USD ($) shares	Sep. 30, 2020 shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 shares
Capital and Operating Leased Assets [Line Items]
Upfront payments		$ 15,000
Common stock shares issued | shares		250,992	3,073,067	3,073,067	2,690,264
Royalty payment		$ 10,000
Purchase obligation				$ 10,600,000
AbCellera, Unfair Competition
Capital and Operating Leased Assets [Line Items]
Counter claims filed | Claim	2
AbCellera, Non-Infringement
Capital and Operating Leased Assets [Line Items]
Counter claims filed | Claim	1